REVENUES (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [Abstract]
Revenue Recognition, Multiple-deliverable Arrangements [Table Text Block]
	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Educational programs	451,411	618,326	831,106	127,739
Franchise revenues(a)	60,793	63,532	100,013	15,372
Others	17,265	29,135	38,156	5,864
	529,469	710,993	969,275	148,975

(a)
Initial franchise fees amounted to RMB16,518, RMB15,566, and RMB23,302 (US$3,581), and recurring franchise fees amounted to RMB44,275, RMB47,966, and RMB76,711 (US$11,791) for the years ended December 31, 2015, 2016 and 2017, respectively.